Reconciliation of loss after income tax to net cash used in operating activities	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Reconciliation of loss after income tax to net cash used in operating activities
Note 19. Reconciliation of loss after income tax to net cash used in operating activities

	Consolidated
	December 2024	December 2023
	$	$
Loss after income tax benefit for the half-year	(10,453,811)	(8,823,513)
Adjustments for:
Depreciation and amortisation	934,711	934,705
Share-based payments	464,387	436,465
Foreign exchange differences	229,356	(13,063)
Fair value losses on financial assets at fair value through profit or loss	1,999,648	(84,587)
Loss on contingent consideration	(750,007)	166,696
Contingent consideration interest	232,447	220,484
Change in operating assets and liabilities:
Decrease in trade and other receivables	44,560	274,618
Increase/(decrease) in GBM Agile deposit	—	(115,213)
(Decrease)/increase in prepayments	345,311	929,125
(Decrease)/increase in insurance premium funding	(493,454)	(1,437,200)
Increase/(decrease) in trade and other payables	(852,050)	1,657,728
Decrease in deferred tax liabilities	(135,546)	(135,546)
(Decrease)/increase in employee benefits	14,204	(345,571)

Net cash used in operating activities	(8,420,244)	(6,334,872)